Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Bank of America, N.A.

BofA Securities, Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Societe Generale Financial Corporation

SG Americas Securities, LLC

(collectively, the “Specified Parties”)

Re:	BXHPP Trust 2021-FILM (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-FILM (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 10 August 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 August 2021

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a floating-rate loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first lien deeds of trust on the borrowers’ fee simple and/or leasehold interests in five office and three studio properties located in Los Angeles, California (collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 August 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 5

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term to Maturity (Months) and
ii.	Fully Extended Original Term to Maturity (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Initial Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original IO Term (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Months)”) and
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Initial Original Term to Maturity (Months),
b.	Original IO Term (Months),
c.	Fully Extended Original Term to Maturity (Months) and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term to Maturity (Months),
ii.	Remaining IO Term (Months) and
iii.	Fully Extended Remaining Term to Maturity (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 0.10000% provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate (at LIBOR)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin and
b.	LIBOR Cap Strike Price,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (at Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate (at LIBOR),
c.	Mortgage Loan Interest Rate (at Cap) and
d.	Interest Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment,
iii.	Mortgage Loan Monthly Debt Service Payment (at Cap) and
iv.	Mortgage Loan Annual Debt Service Payment (at Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at LIBOR),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment (at Cap)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (at Cap)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment (at Cap),” as shown on the Final Data File.

11.	Using the:
a.	Mortgage Loan Annual Debt Service Payment,
b.	Mortgage Loan Annual Debt Service Payment (at Cap),
c.	Lender UW NOI,
d.	Lender UW Net Cash Flow,
e.	Mortgage Loan Cut-off Date Balance,
f.	Mortgage Loan Maturity Balance,
g.	Portfolio Appraised Value,
h.	Individual As-Is Appraised Value and
i.	UW Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW NOI DSCR (at Cap),
iv.	Mortgage Loan UW NCF DSCR (at Cap),
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Portfolio Mortgage Loan Cut-off Date LTV,
viii.	Portfolio Mortgage Loan Balloon LTV,
ix.	Property Mortgage Loan Cut-off Date LTV,
x.	Property Mortgage Loan Balloon LTV,
xi.	Portfolio Appraised Value per SF,
xii.	Individual As-Is Appraised Value per SF,
xiii.	Mortgage Loan Cut-off Date Balance per SF and
xiv.	% of Mortgage Loan Cut-off Date Balance

of the Mortgage Loan, and with respect to xii. through xiv. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

11. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. and xi. through xiii. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	9 August 2021

Promissory Notes	9 August 2021

Cash Management Agreement	9 August 2021

Deposit Account Control Agreement	9 August 2021

Guaranty Agreement	9 August 2021

Non-Consolidation Opinion	9 August 2021

Interest Rate Cap Agreement	9 August 2021

Settlement Statement	9 August 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	9 August 2021

USPS Internet Site (www.usps.com)	Not Applicable

Pro Forma Title Policies	Not Dated

Assignment of Management Agreement	9 August 2021

Management Agreements	30 July 2020

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 September 2021

Phase I Environmental Reports	3 August 2021

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Engineering Reports	3 August 2021

Seismic Reports	3 August 2021

Insurance Review Document	6 August 2021

Environmental Insurance Policy	Not Dated

Historical Occupancy Report	Not Dated

Financing Summary	Not Dated

Ground Leases	Various

Ground Lease Abstract	22 July 2020

Ground Lease Estoppel	17 July 2021

Ground Lease Amendments	Various

CoStar Market Report	28 June 2021

Tenant Leases	Various

Tenant Lease Abstracts	Not Dated

Exhibit 2 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
Prop. Type	Appraisal Report
Prop Sub-Type	Appraisal Report
Costar Submarket	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
UW Occupied NRA	Underwritten Rent Roll
UW Vacant NRA	Underwritten Rent Roll
UW Total NRA	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
WA Lease Term Remaining	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value	Appraisal Report
Individual As-Is Appraised Value Date	Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
PML or SEL (%)	Seismic Report
Earthquake Insurance Required	Insurance Review Document
Environmental Insurance Required	Environmental Insurance Policy
Terrorism Insurance Required	Loan Agreement
Blanket Insurance Policy	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 9

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Single Tenant	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Lease Exp.	Underwritten Rent Roll
Second Largest NRA	Underwritten Rent Roll
Second Largest UW Base Rent	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Lease Exp.	Underwritten Rent Roll
Third Largest NRA	Underwritten Rent Roll
Third Largest UW Base Rent	Underwritten Rent Roll
# of Tenants	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 In-Place Base Rent	Underwriter’s Summary Report
2018 Vacancy Gross Up	Underwriter’s Summary Report
2018 Recoveries	Underwriter’s Summary Report
2018 Parking Income	Underwriter’s Summary Report
2018 Light and Grip Gross Income	Underwriter’s Summary Report
2018 Other Rental Income	Underwriter’s Summary Report
2018 Gross Potential Income	Underwriter’s Summary Report
2018 In Place Vacancy	Underwriter’s Summary Report
2018 Vacancy Adjustment	Underwriter’s Summary Report
2018 Total Vacancy	Underwriter’s Summary Report
2018 Effective Gross Income	Underwriter’s Summary Report
2018 Management Fee	Underwriter’s Summary Report
2018 Real Estate Taxes	Underwriter’s Summary Report
2018 Insurance	Underwriter’s Summary Report
2018 Cleaning & Utilities	Underwriter’s Summary Report
2018 Engineering	Underwriter’s Summary Report
2018 R&M	Underwriter’s Summary Report
2018 Grounds Expense	Underwriter’s Summary Report
2018 G&A	Underwriter’s Summary Report
2018 Security	Underwriter’s Summary Report
2018 NR Expense	Underwriter’s Summary Report
2018 Ground Rent	Underwriter’s Summary Report
2018 Light & Grip Rental	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 NOI	Underwriter’s Summary Report
2019 In-Place Base Rent	Underwriter’s Summary Report
2019 Vacancy Gross Up	Underwriter’s Summary Report
2019 Recoveries	Underwriter’s Summary Report
2019 Parking Income	Underwriter’s Summary Report
2019 Light and Grip Gross Income	Underwriter’s Summary Report
2019 Other Rental Income	Underwriter’s Summary Report
2019 Gross Potential Income	Underwriter’s Summary Report
2019 In Place Vacancy	Underwriter’s Summary Report
2019 Vacancy Adjustment	Underwriter’s Summary Report
2019 Total Vacancy	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2019 Management Fee	Underwriter’s Summary Report
2019 Real Estate Taxes	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
2019 Cleaning & Utilities	Underwriter’s Summary Report
2019 Engineering	Underwriter’s Summary Report
2019 R&M	Underwriter’s Summary Report
2019 Grounds Expense	Underwriter’s Summary Report
2019 G&A	Underwriter’s Summary Report
2019 Security	Underwriter’s Summary Report
2019 NR Expense	Underwriter’s Summary Report
2019 Ground Rent	Underwriter’s Summary Report
2019 Light & Grip Rental	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 In-Place Base Rent	Underwriter’s Summary Report
2020 Vacancy Gross Up	Underwriter’s Summary Report
2020 Recoveries	Underwriter’s Summary Report
2020 Parking Income	Underwriter’s Summary Report
2020 Light and Grip Gross Income	Underwriter’s Summary Report
2020 Other Rental Income	Underwriter’s Summary Report
2020 Gross Potential Income	Underwriter’s Summary Report
2020 In Place Vacancy	Underwriter’s Summary Report
2020 Vacancy Adjustment	Underwriter’s Summary Report
2020 Total Vacancy	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
2020 Management Fee	Underwriter’s Summary Report
2020 Real Estate Taxes	Underwriter’s Summary Report
2020 Insurance	Underwriter’s Summary Report
2020 Cleaning & Utilities	Underwriter’s Summary Report
2020 Engineering	Underwriter’s Summary Report
2020 R&M	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

2020 Grounds Expense	Underwriter’s Summary Report
2020 G&A	Underwriter’s Summary Report
2020 Security	Underwriter’s Summary Report
2020 NR Expense	Underwriter’s Summary Report
2020 Ground Rent	Underwriter’s Summary Report
2020 Light & Grip Rental	Underwriter’s Summary Report
2020 Total Expenses	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
TTM May 2021 In-Place Base Rent	Underwriter’s Summary Report
TTM May 2021 Vacancy Gross Up	Underwriter’s Summary Report
TTM May 2021 Recoveries	Underwriter’s Summary Report
TTM May 2021 Parking Income	Underwriter’s Summary Report
TTM May 2021 Light and Grip Gross Income	Underwriter’s Summary Report
TTM May 2021 Other Rental Income	Underwriter’s Summary Report
TTM May 2021 Gross Potential Income	Underwriter’s Summary Report
TTM May 2021 In Place Vacancy	Underwriter’s Summary Report
TTM May 2021 Vacancy Adjustment	Underwriter’s Summary Report
TTM May 2021 Total Vacancy	Underwriter’s Summary Report
TTM May 2021 Effective Gross Income	Underwriter’s Summary Report
TTM May 2021 Management Fee	Underwriter’s Summary Report
TTM May 2021 Real Estate Taxes	Underwriter’s Summary Report
TTM May 2021 Insurance	Underwriter’s Summary Report
TTM May 2021 Cleaning & Utilities	Underwriter’s Summary Report
TTM May 2021 Engineering	Underwriter’s Summary Report
TTM May 2021 R&M	Underwriter’s Summary Report
TTM May 2021 Grounds Expense	Underwriter’s Summary Report
TTM May 2021 G&A	Underwriter’s Summary Report
TTM May 2021 Security	Underwriter’s Summary Report
TTM May 2021 NR Expense	Underwriter’s Summary Report
TTM May 2021 Ground Rent	Underwriter’s Summary Report
TTM May 2021 Light & Grip Rental	Underwriter’s Summary Report
TTM May 2021 Total Expenses	Underwriter’s Summary Report
TTM May 2021 NOI	Underwriter’s Summary Report
2021 Budget In-Place Base Rent	Underwriter’s Summary Report
2021 Budget Vacancy Gross Up	Underwriter’s Summary Report
2021 Budget Recoveries	Underwriter’s Summary Report
2021 Budget Parking Income	Underwriter’s Summary Report
2021 Budget Light and Grip Gross Income	Underwriter’s Summary Report
2021 Budget Other Rental Income	Underwriter’s Summary Report
2021 Budget Gross Potential Income	Underwriter’s Summary Report
2021 Budget In Place Vacancy	Underwriter’s Summary Report
2021 Budget Vacancy Adjustment	Underwriter’s Summary Report
2021 Budget Total Vacancy	Underwriter’s Summary Report
2021 Budget Effective Gross Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

2021 Budget Management Fee	Underwriter’s Summary Report
2021 Budget Real Estate Taxes	Underwriter’s Summary Report
2021 Budget Insurance	Underwriter’s Summary Report
2021 Budget Cleaning & Utilities	Underwriter’s Summary Report
2021 Budget Engineering	Underwriter’s Summary Report
2021 Budget R&M	Underwriter’s Summary Report
2021 Budget Grounds Expense	Underwriter’s Summary Report
2021 Budget G&A	Underwriter’s Summary Report
2021 Budget Security	Underwriter’s Summary Report
2021 Budget NR Expense	Underwriter’s Summary Report
2021 Budget Ground Rent	Underwriter’s Summary Report
2021 Budget Light & Grip Rental	Underwriter’s Summary Report
2021 Budget Total Expenses	Underwriter’s Summary Report
2021 Budget NOI	Underwriter’s Summary Report
Lender UW In-Place Base Rent	Underwriter’s Summary Report
Lender UW Vacancy Gross Up	Underwriter’s Summary Report
Lender UW Recoveries	Underwriter’s Summary Report
Lender UW Parking Income	Underwriter’s Summary Report
Lender UW Light and Grip Gross Income	Underwriter’s Summary Report
Lender UW Other Rental Income	Underwriter’s Summary Report
Lender UW Gross Potential Income	Underwriter’s Summary Report
Lender UW In Place Vacancy	Underwriter’s Summary Report
Lender UW Vacancy Adjustment	Underwriter’s Summary Report
Lender UW Total Vacancy	Underwriter’s Summary Report
Lender UW Effective Gross Income	Underwriter’s Summary Report
Lender UW Management Fee	Underwriter’s Summary Report
Lender UW Real Estate Taxes	Underwriter’s Summary Report
Lender UW Insurance	Underwriter’s Summary Report
Lender UW Cleaning & Utilities	Underwriter’s Summary Report
Lender UW Engineering	Underwriter’s Summary Report
Lender UW R&M	Underwriter’s Summary Report
Lender UW Grounds Expense	Underwriter’s Summary Report
Lender UW G&A	Underwriter’s Summary Report
Lender UW Security	Underwriter’s Summary Report
Lender UW NR Expense	Underwriter’s Summary Report
Lender UW Ground Rent	Underwriter’s Summary Report
Lender UW Light & Grip Rental	Underwriter’s Summary Report
Lender UW Total Expenses	Underwriter’s Summary Report
Lender UW NOI	Underwriter’s Summary Report
Lender UW Tenant Improvements	Underwriter’s Summary Report
Lender UW Leasing Commissions	Underwriter’s Summary Report
Lender UW Capital Expenditures	Underwriter’s Summary Report
Lender UW Total Capital Expenses	Underwriter’s Summary Report
Lender UW Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 9

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Loan Agreement
Ongoing Tax Escrow Monthly	Loan Agreement
Tax Escrow Springing Conditions	Loan Agreement
Initial Ground Rent Escrow	Loan Agreement
Ongoing Ground Rent Escrow Monthly	Loan Agreement
Ground Rent Escrow Springing Conditions	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Ongoing Insurance Escrow Monthly	Loan Agreement
Insurance Escrow Springing Conditions	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement
Initial CapEx Escrow	Loan Agreement
Ongoing CapEx Escrow Monthly	Loan Agreement
CapEx Escrow Springing Conditions	Loan Agreement
Ongoing CapEx Escrow Cap	Loan Agreement
Initial TI/LC Escrow	Loan Agreement
Ongoing TI/LC Escrow Monthly	Loan Agreement
TI/LC Escrow Springing Conditions	Loan Agreement
Ongoing TI/LC Escrow Cap	Loan Agreement
Initial Other Escrow	Loan Agreement
Ongoing Other Escrow Monthly	Loan Agreement
Other Escrow Description	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 9

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Promissory Notes
Mortgage Loan Original Balance	Loan Agreement
Mortgage Loan Margin	Loan Agreement
Mortgage Loan Index	Loan Agreement
LIBOR Cap Strike Price	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement
Interest Accrual Basis	Loan Agreement
Interest Accrual (Start)	Loan Agreement
Interest Accrual (End)	Loan Agreement
Amort Type	Loan Agreement
Payment Due Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
First Loan Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Spread Increase Description	Loan Agreement
Extension Test Description	Loan Agreement
Extension Fee Description	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
LIBOR Cap Strike Price (after Extension)	Loan Agreement
Prepayment Provision (see Note 4)	Loan Agreement
Spread Maintenance Begin Date (see Notes 4 and 5)	Loan Agreement
Spread Maintenance End Date (see Notes 4 and 6)	Loan Agreement
Spread Maintenance Period (see Notes 4 and 7)	Loan Agreement
Open Period Begin Date (see Notes 4 and 8)	Loan Agreement
Open Period (see Notes 4 and 7)	Loan Agreement
Partially Prepayable without Penalty? (see Note 4)	Loan Agreement
Partially Prepayable without Penalty Description (see Note 4)	Loan Agreement
Partial Release Allowed?	Loan Agreement
Partial Release Description	Loan Agreement
Assumption Fee	Loan Agreement
Lockbox (see Note 9)	Loan Agreement
Cash Management Type (see Note 10)	Loan Agreement
Cash Management Trigger	Loan Agreement

Exhibit 2 to Attachment A Page 8 of 9

Mortgage Loan Information:

Characteristic	Source Document(s)

Ownership Interest	Pro Forma Title Policy
Ground Lease Effective Date	Ground Lease
Ground Lease Expiration	Ground Lease
Ground Lease Extension Options	Ground Lease
Ground Lease Fully Extended Expiration	Ground Lease
Annual Ground Lease Payment	Ground Lease
Ground Rent Increases (Y/N)	Ground Lease
Ground Rent Increase Description	Ground Lease
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Future Debt Description	Loan Agreement
Carve-out Guarantor	Guaranty Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher underwritten monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted partial release events or partial prepayments to cure certain trigger periods of the Mortgage Loan, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan in connection with the release of the earnout reserve, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 9 of 9

Notes: (continued)

5.	For the purpose of comparing the “Spread Maintenance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the spread maintenance period of the prepayment string, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Spread Maintenance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period of the prepayment string, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Spread Maintenance Period” and “Open Period” characteristics, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the open period of the prepayment string, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Environmental Phase II Report Date
Lockout Period
Lockout Expiration Date
Admin Fee Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.